Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are pr
oviding
information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation
S-K).
Pay-Versus-Performance
Table

Year (a)	Summary Compensation Table Total for PEO($) (1) (b)	Compensation Actually Paid to PEO($) (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($) (3) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($) (4) (e)	Value of Initial Fixed $100 Investment Based On:	Net Income($) (6) (in millions) (h)
					Total Shareholder Return ($) (5) (f)
2024	$8,096,947	$(8,634,793)	$3,351,843	$(3,023,223)	$24.54	$(115.86)
2023	$4,808,279	$14,466,565	$2,220,968	$5,851,276	$245.41	$(67.68)

(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Steven Nichtberger, M.D. (the “PEO”), for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year.

(2)	The Compensation Actually Paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO			2023	2024
	Summary Compensation Table - Total Compensation	(a)	$4,808,279	$8,096,947
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(3,784,529)	$(7,008,417)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$8,297,093	$477,468
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,320,037	$(7,049,758)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$825,685	$(3,151,033)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$14,466,565	$(8,634,793)
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our NEOs) as a group (excluding our PEO) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEO) for fiscal years 2024 and 2023 were Gwendolyn Binder, Ph.D. and David J. Chang, M.D., M.P.H..

(4)
The Compensation Actually Paid to our NEOs (excluding our PEO) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			2023	2024
	Summary Compensation Table - Total Compensation	(a)	$2,220,968	$3,351,843
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(1,498,733)	$(2,581,003)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,285,778	$175,838
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,565,975	$(2,758,684)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$277,288	$(1,211,216)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$5,851,276	$(3,023,223)
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on December 31, 2022. Our company did not pay any dividends during fiscal years 2023 and 2024.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our NEOs) as a group (excluding our PEO) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEO) for fiscal years 2024 and 2023 were Gwendolyn Binder, Ph.D. and David J. Chang, M.D., M.P.H..

PEO Total Compensation Amount	$ 8,096,947	$ 4,808,279
PEO Actually Paid Compensation Amount	$ (8,634,793)	14,466,565
Adjustment To PEO Compensation, Footnote
(2)	The Compensation Actually Paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO			2023	2024
	Summary Compensation Table - Total Compensation	(a)	$4,808,279	$8,096,947
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(3,784,529)	$(7,008,417)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$8,297,093	$477,468
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,320,037	$(7,049,758)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$825,685	$(3,151,033)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$14,466,565	$(8,634,793)

Non-PEO NEO Average Total Compensation Amount	$ 3,351,843	2,220,968
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,023,223)	5,851,276
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Compensation Actually Paid to our NEOs (excluding our PEO) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			2023	2024
	Summary Compensation Table - Total Compensation	(a)	$2,220,968	$3,351,843
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$(1,498,733)	$(2,581,003)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,285,778	$175,838
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,565,975	$(2,758,684)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$277,288	$(1,211,216)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$5,851,276	$(3,023,223)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company Total Shareholder Return
The following graph reflects the relationship between the PEO and average non-PEO
NEO “compensation actually paid” (“CAP”) and our cumulative Total Shareholder Return (“TSR”), assuming an initial fixed investment on December 31, 2022 of $100, for the fiscal years ended December 31, 2024 and 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph reflects the relationship between the PEO and average non-PEO
NEO CAP, and our net income (loss) for the fiscal years ended December 31, 2024 and 2023. Because we are not a commercial-stage company, we did not have any revenue during the years ending 2024 and 2023. Consequently, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

43

Total Shareholder Return Amount	$ 24.54	245.41
Net Income (Loss)	$ (115,860,000)	(67,680,000)
PEO Name	Steven Nichtberger
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,008,417)	(3,784,529)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477,468	8,297,093
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,049,758)	4,320,037
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,151,033)	825,685
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,581,003)	(1,498,733)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,838	3,285,778
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,758,684)	1,565,975
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,211,216)	277,288
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0